Financial Risk Management (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Risk Management Text Block Abstract
Total amount of cash (in Dollars)	$ 8,438,027
Assets held in trust	7.00%
Changes in fair values assets and liabilities (in Dollars)	$ 93,705
Gearing ratio in percentage	42.00%	45.00%